Other Current Assets and Other Current Liabilities	12 Months Ended
Sep. 30, 2013
Other Current Assets and Other Current Liabilities

NOTE 5—OTHER CURRENT ASSETS AND OTHER CURRENT LIABILITIES:

Other current assets consisted of the following (in thousands):

	September 30, 2013	September 30, 2012
Non-qualified deferred compensation	$9,832	$17,190
Prepaid expenses and other miscellaneous current assets	10,686	11,125

Total other current assets	$20,518	$28,315

Other current liabilities consisted of the following (in thousands):

	September 30, 2013	September 30, 2012
Accrued payroll and related taxes and benefits	$36,538	$49,064
Combined outstanding Slot Win Contribution and free promotional slot play contribution	12,691	13,680
Accrued severance	2,395	13,228
Amounts due to horsemen	7,805	9,259
Other miscellaneous current liabilities	64,553	64,749

Total other current liabilities	$123,982	$149,980